UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.1%
	BASIC MATERIALS – 3.6%
111,552	Calgon Carbon Corp.	$1,973,355
39,980	Innophos Holdings, Inc.	2,058,170
23,897	Minerals Technologies, Inc.	1,547,331
		5,578,856
	COMMUNICATIONS – 2.2%
30,156	Anixter International, Inc.*	1,996,629
45,155	FTD Cos., Inc.*	1,315,365
		3,311,994
	CONSUMER, CYCLICAL – 10.0%
23,375	Deckers Outdoor Corp.*	1,703,570
58,205	Essendant, Inc.	2,143,108
28,751	G&K Services, Inc. - Class A	1,884,916
107,985	Knoll, Inc.	2,613,237
20,900	Oxford Industries, Inc.	1,754,137
48,655	Rush Enterprises, Inc. - Class A*	1,240,216
107,370	Stage Stores, Inc.	1,889,712
75,590	Wolverine World Wide, Inc.	2,216,299
		15,445,195
	CONSUMER, NON-CYCLICAL – 15.6%
68,590	Cardtronics, Inc.*	2,542,631
35,211	Greatbatch, Inc.*	1,920,056
61,782	Haemonetics Corp.*	2,471,898
33,970	Matthews International Corp. - Class A	1,829,285
120,515	Snyder's-Lance, Inc.	3,919,148
33,326	TreeHouse Foods, Inc.*	2,731,399
119,325	TrueBlue, Inc.*	3,073,812
104,675	VWR Corp.*	2,804,243
44,850	West Pharmaceutical Services, Inc.	2,685,169
		23,977,641
	ENERGY – 1.6%
49,741	Bristow Group, Inc.	2,240,832
251,580	Key Energy Services, Inc.*	228,963
		2,469,795
	FINANCIAL – 35.0%
93,793	American Equity Investment Life Holding Co.	2,770,645
60,184	Argo Group International Holdings Ltd.[1]	3,393,174
145,890	BBCN Bancorp, Inc.	2,239,412
59,375	Chesapeake Lodging Trust - REIT	1,904,156
84,325	Columbia Banking System, Inc.	2,765,017
102,200	CVB Financial Corp.	1,809,962
49,312	DuPont Fabros Technology, Inc.	1,486,757

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
61,871	Education Realty Trust, Inc. - REIT	$1,957,598
85,210	First Industrial Realty Trust, Inc. - REIT	1,784,297
112,200	First Midwest Bancorp, Inc.	2,105,994
137,172	FNB Corp.	1,891,602
99,676	Healthcare Realty Trust, Inc. - REIT	2,396,211
77,637	Kite Realty Group Trust - REIT	2,049,617
23,469	Mid-America Apartment Communities, Inc. - REIT	1,885,499
51,950	PacWest Bancorp	2,404,765
53,750	Pinnacle Financial Partners, Inc.	2,853,587
26,092	PS Business Parks, Inc. - REIT	2,008,823
48,725	Renasant Corp.	1,566,509
97,752	Selective Insurance Group, Inc.	3,011,739
39,450	South State Corp.	3,066,054
34,630	UMB Financial Corp.	1,898,417
120,748	Umpqua Holdings Corp.	2,142,070
52,215	United Bankshares, Inc.	2,116,274
109,350	United Community Banks, Inc.	2,282,135
		53,790,314
	INDUSTRIAL – 16.9%
73,190	Altra Industrial Motion Corp.	1,859,026
63,775	Barnes Group, Inc.	2,482,761
47,557	CLARCOR, Inc.	2,861,505
21,425	Eagle Materials, Inc.	1,652,724
36,593	EnPro Industries, Inc.	1,854,533
82,615	ESCO Technologies, Inc.	3,145,153
124,620	Fabrinet* 1	2,312,947
46,700	Franklin Electric Co., Inc.	1,347,762
42,291	GATX Corp.	2,243,115
62,980	Generac Holdings, Inc.*	2,208,709
107,600	Harsco Corp.	1,478,424
67,940	Plexus Corp.*	2,591,231
		26,037,890
	TECHNOLOGY – 6.1%
147,475	Acxiom Corp.*	2,641,277
64,424	Diodes, Inc.*	1,429,569
67,387	Progress Software Corp.*	2,000,046
212,355	Silicon Graphics International Corp.*	1,085,134
90,532	SYKES Enterprises, Inc.*	2,207,170
		9,363,196
	UTILITIES – 7.1%
45,364	Avista Corp.	1,497,919
32,862	Black Hills Corp.	1,369,031

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
54,782	Cleco Corp.	$2,981,784
51,720	El Paso Electric Co.	1,884,160
58,938	NorthWestern Corp.	3,173,222
		10,906,116
	TOTAL COMMON STOCKS (Cost $148,955,325)	150,880,997

	SHORT-TERM INVESTMENTS – 2.0%
3,098,970	Fidelity Institutional Government Portfolio, 0.01%[2]	3,098,970

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,098,970)	3,098,970

	TOTAL INVESTMENTS – 100.1% (Cost $152,054,295)	153,979,967
	Liabilities in Excess of Other Assets – (0.1)%	(101,371)

	TOTAL NET ASSETS – 100.0%	$153,878,596

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 96.3%
	BASIC MATERIALS – 2.9%
$560,000	Commercial Metals Co. 6.500%, 7/15/2017	$596,400

	COMMUNICATIONS – 18.3%
460,000	CenturyLink, Inc. 6.000%, 4/1/2017	481,850
525,000	CSC Holdings LLC 7.625%, 7/15/2018	578,812
490,000	DISH DBS Corp. 7.125%, 2/1/2016	501,637
600,000	Frontier Communications Corp. 8.250%, 4/15/2017	645,000
315,000	TEGNA, Inc. 7.125%, 9/1/2018[1]	321,776
570,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	638,400
550,000	Windstream Services LLC 7.875%, 11/1/2017	556,875
		3,724,350
	CONSUMER, CYCLICAL – 6.0%
170,000	General Motors Financial Co., Inc. 4.750%, 8/15/2017	178,132
425,000	Jarden Corp. 7.500%, 5/1/2017	462,719
541,000	L Brands, Inc. 6.900%, 7/15/2017	590,366
		1,231,217
	CONSUMER, NON-CYCLICAL – 20.6%
400,000	ACCO Brands Corp. 6.750%, 4/30/2020[1]	424,000
555,000	ADT Corp. 4.125%, 4/15/2019	564,019
420,000	Centene Corp. 5.750%, 6/1/2017	441,315
550,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/2018[1]	563,750
600,000	RR Donnelley & Sons Co. 8.600%, 8/15/2016	641,250
560,000	Service Corp. International 7.000%, 6/15/2017	604,800
590,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	644,575

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$290,000	Universal Health Services, Inc. 7.125%, 6/30/2016	$303,224
		4,186,933
	ENERGY – 10.4%
600,000	Chesapeake Energy Corp. 7.250%, 12/15/2018	568,500
540,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	569,700
500,000	Peabody Energy Corp. 6.000%, 11/15/2018	182,500
600,000	Sabine Pass LNG LP 7.500%, 11/30/2016	624,000
170,000	WPX Energy, Inc. 5.250%, 1/15/2017	172,550
		2,117,250
	FINANCIAL – 17.4%
460,000	Aircastle Ltd. 6.750%, 4/15/2017[3]	491,050
445,000	ARC Properties Operating Partnership LP 3.000%, 2/6/2019[1]	425,365
600,000	CIT Group, Inc. 5.000%, 5/15/2017	621,000
300,000	GFI Group, Inc. 8.625%, 7/19/2018	339,000
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
25,000	3.500%, 3/15/2017[1]	25,263
500,000	4.875%, 3/15/2019[1]	515,625
560,000	International Lease Finance Corp. 8.750%, 3/15/2017	610,747
500,000	NewStar Financial, Inc. 7.250%, 5/1/2020[1,2]	507,500
		3,535,550
	INDUSTRIAL – 17.8%
600,000	CNH Industrial Capital LLC 6.250%, 11/1/2016	624,840
475,000	Greif, Inc. 6.750%, 2/1/2017	498,750
405,000	Harsco Corp. 5.750%, 5/15/2018	415,125
600,000	Masco Corp. 6.125%, 10/3/2016	630,180

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$487,000	Owens-Brockway Glass Container, Inc. 7.375%, 5/15/2016	$504,045
465,000	SPX Corp. 6.875%, 9/1/2017	499,294
537,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[3]	461,820
		3,634,054
	UTILITIES – 2.9%
550,000	NRG Energy, Inc. 7.625%, 1/15/2018	596,640

	TOTAL CORPORATE BONDS (Cost $20,142,606)	19,622,394

Number of Shares

	SHORT-TERM INVESTMENTS – 2.3%
468,107	Fidelity Institutional Government Portfolio, 0.01%[4]	468,107

	TOTAL SHORT-TERM INVESTMENTS (Cost $468,107)	468,107

	TOTAL INVESTMENTS – 98.6% (Cost $20,610,713)	20,090,501
	Other Assets in Excess of liabilities – 1.4%	286,642

	TOTAL NET ASSETS – 100.0%	$20,377,143

LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,145,900.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Small Cap Value Fund is a diversified fund. The Short Duration High Yield Fund is a non-diversified fund.

The Small Cap Value Fund’s primary investment objective is to seek to achieve long-term capital appreciation.  The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012.

The Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Cost of investments	$152,275,767	$20,610,713

Gross unrealized appreciation	$14,225,153	$67,903
Gross unrealized depreciation	(12,520,953)	(588,115)
Net unrealized appreciation (depreciation) on investments	$1,704,200	$(520,212)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2015, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$150,880,997	$-	$-	$150,880,997
Short-Term Investments	3,098,970	-	-	3,098,970
Total Investments	$153,979,967	$-	$-	$153,979,967

Short Duration High Yield Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds[2]	$-	$19,622,394	$-	$19,622,394
Short-Term Investments	468,107	-	-	468,107
Total Investments	$468,107	$19,622,394	$-	$20,090,501

[1]	All common stocks held in the Small Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Short Duration High Yield Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/28/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/28/15